Intangible assets (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of intangible assets
Intangible assets at beginning	€ 25,322
Additions	11,800	€ 7,200
Amortization	600	700
Intangible assets at ending	36,488
Cost
Disclosure of intangible assets
Intangible assets at beginning	26,200	15,853
Additions	11,774	7,219
Intangible assets at ending	37,974	23,072
Cost | Development cost
Disclosure of intangible assets
Intangible assets at beginning	25,609	15,262
Additions	11,774	7,219
Intangible assets at ending	37,383	22,481
Cost | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	591	591
Intangible assets at ending	591	591
Amortization
Disclosure of intangible assets
Intangible assets at beginning	(879)
Amortization	(607)	(653)
Intangible assets at ending	(1,486)	(653)
Amortization | Development cost
Disclosure of intangible assets
Intangible assets at beginning	(837)
Amortization	(575)	(647)
Intangible assets at ending	(1,412)	(647)
Amortization | Patents and licenses
Disclosure of intangible assets
Intangible assets at beginning	(42)
Amortization	(32)	(6)
Intangible assets at ending	(74)	(6)
Net book value
Disclosure of intangible assets
Intangible assets at ending	36,488	22,419
Net book value | Development cost
Disclosure of intangible assets
Intangible assets at ending	35,971	21,834
Net book value | Patents and licenses
Disclosure of intangible assets
Intangible assets at ending	€ 517	€ 585